Liquidity and Going Concern Assessment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Going Concern Assessment [Abstract]
Cash and cash equivalents	$ 800,989		$ 800,989		$ 731,944	$ 1,079,355
Working capital deficit			22,093,540		9,424,591
Operating loss	$ (2,544,443)	$ (445,270)	(5,654,074)	$ (401,847)	$ (19,935,143)	$ (5,739,508)
Operating activities from continuing operations			$ (3,897,532)	$ (2,428,145)